NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
NET LOSS PER SHARE

17. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to Phoenix Tree Holdings Limited	(271,524)	(1,365,615)	(3,434,832)
Accretion and modification of redeemable convertible preferred shares	(14,123)	(111,132)	(348,756)
Numerator for basic and diluted net loss per share calculation	(285,647)	(1,476,747)	(3,783,588)
Denominator:
Weighted average number of ordinary shares	111,848,958	185,677,083	251,347,723
Denominator for basic and diluted net loss per share calculation	111,848,958	185,677,083	251,347,723
Net loss per ordinary share
—Basic and diluted	(2.55)	(7.95)	(15.05)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti‑dilutive are as follows:

	As of December 31,
	2017	2018	2019
Restricted shares	137,760,417	65,885,417	—
Convertible Preferred Shares	554,544,021	1,105,665,218	1,448,506,852